HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2020
HEDGE ACCOUNTING
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2018	3,249.75	265.75
December 31, 2019	3,277.14	27.39
December 31, 2020	3,432.50	155.36

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
Leasing Bogotá Panamá	Ps.	822,384	Ps.	(321,144)	Ps.	(1,011,842)	Ps.	(510,602)
Other subsidiaries and branches Banco de Bogotá (2)		22,093		—		(22,974)		(881)
Occidental Bank Barbados		6,923		(6,923)		—		—
Banco de Occidente Panamá		7,392		(7,392)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		5,657		(5,657)		—		—
Gases del Pacífico S.A.C.		(3,928)		(2,579)		—		(6,506)
Gas Natural de Lima y Callao S.A.C. – Calidda		23,593		(23,593)		—		—
Gas Comprimido del Perú S.A.C.		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C.		43		(43)		—		—
Total	Ps.	883,022	Ps.	(366,195)	Ps.	(1,034,816)	Ps.	(517,989)

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2020

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments		liabilities		contracts		account
Leasing Bogotá Panamá (3)	4,272,887	(2,067,100)	(809,381)	Ps.	5,053,321	Ps.	(1,972,967)	Ps.	(3,728,056)	Ps.	(647,702)
Other subsidiaries and branches Banco de Bogotá (1)	147,869	—	(147,523)		151,709		—		(150,307)		1,402
Occidental Bank Barbados	33,841	(33,841)	—		32,671		(32,671)		—		—
Banco de Occidente Panamá	48,514	(48,514)	—		44,768		(44,768)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	28,365	(28,365)	—		14,989		(14,989)		—		—
Gases del Pacífico S.A.C. (2)	16,124	(16,124)	—		(1,626)		(6,069)		—		(7,695)
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	112,773	(112,773)	—		19,616		(19,616)		—		—
Gas Comprimido del Perú S.A.C. (2)	4,820	(4,820)	—		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C. (2)	699	(699)	—		43		(43)		—		—
Total	4,665,892	(2,312,236)	(956,904)	Ps.	5,314,355	Ps.	(2,089,987)	Ps.	(3,878,363)	Ps.	(653,995)

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(2)   Includes only a portion of this investments hedged

(3)   Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 510,602 during year 2020.

December 31, 2019

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments		liabilities		contracts		account
Leasing Bogotá Panamá	4,475,304	(2,067,100)	(2,391,651)	Ps.	4,230,937	Ps.	(1,651,823)	Ps.	(2,716,214)	Ps.	(137,100)
Other subsidiaries and branches Banco de Bogotá (1)	139,662	—	(137,752)		129,616		—		(127,333)		2,283
Occidental Bank Barbados	31,027	(31,027)	—		25,748		(25,748)		—		—
Banco de Occidente Panamá	38,924	(38,924)	—		37,376		(37,376)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (2)	26,214	(26,214)	—		9,332		(9,332)		—		—
Gases del Pacífico S.A.C. (2)	2,500	(2,500)	—		2,302		(3,490)		—		(1,189)
Gas Natural de Lima y Callao S.A.C. – Calidda (2)	131,606	(131,606)	—		(3,977)		3,977		—		—
Total	4,845,237	(2,297,371)	(2,529,403)	Ps.	4,431,333	Ps.	(1,723,792)	Ps.	(2,843,547)	Ps.	(136,006)
(1)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.
(2)	Includes only a portion of this investments hedged

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2020	December 31, 2019
Income in Thousands of US$ dollars forecasted	187,128	92,611
Notional amount contracts forward Thousands of US$	187,128	92,611
% hedged	100%	100%
Fair value in Colombian pesos	(4,345)	(874)
# of contracts	144	158

Disclosure of interest rate swaps and cross currency swaps (“Cross Currency Swaps”) to reduce the exchange rate risk of financial liabilities

	December 31, 2020	December 31, 2019
Income in Thousands of US$ dollars forecasted	113,257	—
Notional amount contracts swap Thousands of US$	100,000	—
% hedged	88%	—%
Fair value in Colombian pesos	17,979	—
# of contracts	1	—

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2020		December 31, 2019		December 31, 2018
Balance at the beginning of the year	Ps.	(874)	Ps.	(14,342)	Ps.	5,447
Changes in the fair value of the hedge forward contracts		(33,351)		(6,598)		(19,513)
Reclassified to profit or loss		34,183		20,066		(276)
Balance at the end of the year	Ps.	(42)	Ps.	(874)	Ps.	(14,342)

Disclosure of detailed information about hedging instruments [text block]

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Insterest rate Swap	Ps.	70,366	Ps.	-	Ps.	21,438	Ps.	29,695
Cross currency swaps		343,250		32,895		-		5,427
Items designated hedged
Securities issued or secured by Government and Corporate issuers		70,366		71,062		-		(4,948)
Bonds issued		343,250		-		388,754		(26,427)

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2020				December 31, 2019
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	951	Ps.	26,473	Ps.	14	Ps.	74,529
Foreign currency to sale		122,374		451		166,584		16,197
Subtotal	Ps.	123,325	Ps.	26,924	Ps.	166,598	Ps.	90,726
Swap
Cross currency		32,895		—		—		—
Interest rate		—		29,703		—		3,572
Subtotal	Ps.	32,895	Ps.	29,703	Ps.	—	Ps.	3,572
Total hedge derivatives	Ps.	156,220	Ps.	56,627	Ps.	166,598	Ps.	94,298